Property Operating Expenses	12 Months Ended
Dec. 31, 2017
Property Operating Expenses [Abstract]
PROPERTY OPERATING EXPENSES
NOTE 30:-	PROPERTY OPERATING EXPENSES

	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Salaries and related expenses	94	98	83
Property tax and other fees	86	78	86
Maintenance and repairs	214	206	217
Utilities	207	229	235
Insurance and security	77	74	69
Others	187	185	176
	865	870	866

*)	Reclassified, refer to Note 2dd.